Financial Instrument - Risk Management and Fair Value - Summary of Financial Instruments Measured at Fair Value (Detail) $ in Thousands	Dec. 31, 2016 USD ($)
Disclosure of fair value measurement of liabilities [line items]
Fuel derivatives	$ 2,801
Fuel derivative instruments [member]
Disclosure of fair value measurement of liabilities [line items]
Fuel derivatives	2,801
Level 2 of Fair Value Hierarchy [Member]
Disclosure of fair value measurement of liabilities [line items]
Fuel derivatives	2,801
Level 2 of Fair Value Hierarchy [Member] | Fuel derivative instruments [member]
Disclosure of fair value measurement of liabilities [line items]
Fuel derivatives	$ 2,801